Item 1. Report to Shareholders

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
November 30, 2003

Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months      Year
                       Ended     Ended
                    11/30/03   5/31/03   5/31/02    5/31/01    5/31/00   5/31/99

NET ASSET VALUE
Beginning of period $  4.87   $  4.75   $  4.71   $   4.52   $   4.63   $  4.69

Investment activities
  Net investment
  income (loss)        0.07*     0.19*     0.25*      0.28*      0.26      0.26

  Net realized and
  unrealized gain
  (loss)              (0.06)     0.12      0.04       0.19      (0.11)    (0.06)

  Total from
  investment
  activities           0.01      0.31      0.29       0.47       0.15      0.20

Distributions
  Net investment
  income              (0.07)    (0.19)    (0.25)     (0.28)     (0.26)    (0.26)

NET ASSET VALUE
End of period       $  4.81   $  4.87   $  4.75   $   4.71   $   4.52   $  4.63
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total return^         0.21%*   6.74%*    6.24%*     10.61%*    3.39%      4.23%

Ratio of total
expenses to
average net assets    0.55%*!  0.55%*    0.55%*     0.59%*     0.72%      0.73%

Ratio of net
investment income
(loss) to average
net assets            2.71%*!  3.85%*    5.11%*     5.99%*     5.74%      5.44%

Portfolio turnover
rate                  108.5%!  110.1%     49.9%    77.6%CKMK   50.7%      51.6%

Net assets,
end of period
(in millions)       $  1,246  $ 1,052   $   696  $     469   $  287     $  324

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 9/30/04.
CKMK Excludes the effect of the acquisition of Summit Limited-Term Bond Fund's and Short-Term U.S. Government's Fund's assets.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                      November 30, 2003

STATEMENT OF NET ASSETS ss.                           Par/Shares         Value
--------------------------------------------------------------------------------
                                                              In thousands

CORPORATE BONDS AND NOTES  41.1%
Banking and Finance  12.4%

ABN AMRO Bank (Chicago), 7.25%, 5/31/05                $   3,620   $     3,895

AIG Sunamerica Global Financing XII, 144A,
     5.30%, 5/30/07                                        3,450         3,665

Allstate Financial Global Funding, 144A, 5.25%, 2/1/07     4,500         4,774

AT&T Capital Corporation, 6.60%, 5/15/05                   1,110         1,173

Bank of America, 5.25%, 2/1/07                             9,000         9,570

Bank of New York, 2.20%, 5/12/06                           6,000         5,949

Bank One Corporation, 6.50%, 2/1/06                        3,000         3,232

Bear Stearns, 3.00%, 3/30/06                               8,000         8,052

CIT Group, 5.50%, 11/30/07                                 3,000         3,190

Citigroup
          4.125%, 6/30/05                                  3,000         3,098
          5.75%, 5/10/06                                   6,000         6,424

Countrywide Home Loan, 5.50%, 8/1/06                       2,800         2,979

First Union, 7.55%, 8/18/05                                4,750         5,178

Goldman Sachs Group, 144A, 6.75%, 2/15/06 !!               8,900         9,664

Household Finance, 5.75%, 1/30/07                          4,330         4,636

International Lease Finance, 3.75%, 8/1/07                 7,500         7,541

Keycorp, 6.75%, 3/15/06                                    1,850         1,987

Lehman Brothers, 6.25%, 5/15/06                            5,500         5,958

Marsh & McLennan, 3.625%, 2/15/08                          4,810         4,788

Marshall & Ilsley Bank, 4.125%, 9/4/07                     2,160         2,226

Merrill Lynch, 7.00%, 3/15/06                                225           245

Midland Bank, 7.625%, 6/15/06                              4,300         4,804

Morgan Stanley Dean Witter, 6.10%, 4/15/06                 6,700         7,225

National City Bank, 2.375%, 8/15/06                        5,000         4,974

National Rural Utilities, 6.00%, 5/15/06                   6,000         6,407

Regions Bank, 2.90%, 12/15/06                              5,635         5,629

St. Paul Companies, 5.75%, 3/15/07                         2,475         2,653

Travelers Property Casualty, 3.75%, 3/15/08                1,770         1,765

U.S. Bank NA, 2.85%, 11/15/06                              9,000         8,974

Wachovia Corporation, 7.45%, 7/15/05                       2,000         2,171

Washington Mutual, 5.625%, 1/15/07                         5,850         6,264

Zions Bancorporation, 2.70%, 5/1/06                        4,800         4,793
                                                                       153,883

Consumer Products and Services  9.0%
Abbott Laboratories, 5.625%, 7/1/06                        4,225   $     4,523

AOL Time Warner, 5.625%, 5/1/05                            6,000         6,269

Brown-Forman, 2.125%, 3/15/06                              9,000         8,917

Clear Channel Communications, 6.00%, 11/1/06               6,578         7,065

Comcast Cable, 8.375%, 5/1/07                              6,000         6,895

Cox Communications, 6.875%, 6/15/05                        2,350         2,504

Dayton Hudson Corporation, 7.50%, 7/15/06                  2,500         2,796

Diageo Capital, 6.625%, 6/24/04                            2,000         2,059

Fred Meyer, 7.375%, 3/1/05                                 4,700         4,987

General Mills, 3.875%, 11/30/07                            5,000         5,052

Gillette, 3.50%, 10/15/07                                  6,250         6,308

Grand Metropolitan Investment, Zero Coupon, 1/6/04         3,925         3,920

IBM, 2.375%, 11/1/06                                       5,500         5,429

Kellogg, 2.875%, 6/1/08                                    5,950         5,716

Kraft Foods, 4.625%, 11/1/06                               4,850         5,029

Lenfest Communications, 8.375%, 11/1/05                    5,802         6,371

McCormick, 6.40%, 2/1/06                                   3,400         3,663

Newell Rubbermaid, 2.00%, 5/1/05                           1,515         1,504

Ralcorp Holdings, 8.75%, 9/15/04                           5,500         5,802

Univision Communications, 2.875%, 10/15/06                 4,730         4,692

Viacom, 6.40%, 1/30/06                                     4,440         4,791

Wal-Mart Stores, 5.45%, 8/1/06                             6,750         7,209
                                                                       111,501

Energy  1.3%
BP Canada Finance, 3.375%, 10/31/07                        5,700         5,697

Conocophillips, 3.625%, 10/15/07                           6,350         6,399

Devon Energy, 2.75%, 8/1/06                                4,600         4,558
                                                                        16,654

Industrial  7.4%
Agrium, 7.00%, 2/1/04                                      1,000         1,005

Alcoa, 4.25%, 8/15/07                                      2,475         2,558

American Honda Finance, 144A, 2.875%, 4/3/06               4,400         4,417

Boeing Capital, 7.10%, 9/27/05                             4,500         4,861

Caterpillar Financial Services, 2.35%, 9/15/06             6,500         6,418

Daimler Chrysler North America, 6.90%, 9/1/04              5,000         5,182

Dow Chemical, 7.00%, 8/15/05                               6,000         6,444

Falconbridge, 7.35%, 11/1/06                               5,000         5,509

Ford Motor Credit, 6.50%, 1/25/07                          3,750         3,935

General Electric, VR, 1.22%, 1/24/04                   $   2,665   $     2,665

General Electric Capital, 5.00%, 6/15/07                   6,000         6,327

GMAC, 7.50%, 7/15/05                                       5,000         5,353

Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07             4,500         4,983

John Deere Capital, 3.90%, 1/15/08                         4,000         4,053

Meadwestvaco Corp, 2.75%, 12/1/05                          3,700         3,690

Northrop Grumman, 8.625%, 10/15/04                         5,550         5,861

Praxair, VR, 4.75%, 7/15/03                                4,000         4,192

Sealed Air, 144A, 5.375%, 4/15/08                          6,000         6,243

United Technologies, 6.625%, 11/15/04                      3,250         3,398

Weyerhaeuser, 5.50%, 3/15/05                               5,000         5,200
                                                                        92,294

Media and Communications  3.9%
Alltel, 6.75%, 9/15/05                                     3,750         4,032

Bellsouth, 5.00%, 10/15/06                                 9,000         9,506

British Telecommunications, STEP, 7.875%, 12/15/05         5,000         5,511
SBC Communications, 5.75%, 5/2/06                          9,000         9,628

Telefonica Europe, 7.35%, 9/15/05                          3,000         3,259

Telefonos de Mexico (Telmex), 144A, 4.50%, 11/19/08        3,545         3,541

U.S. West Communications, 7.20%, 11/1/04                   3,500         3,596

Verizon Global Funding, 6.125%, 6/15/07                    9,000         9,775
                                                                        48,848

Transportation Services  0.9%

ERAC USA Finance, 144A, 6.625%, 2/15/05 !!                 5,665         5,915

Norfolk Southern, 7.875%, 2/15/04                            125           126

Union Pacific, 5.84%, 5/25/04                              4,500         4,581
                                                                        10,622

Utilities 6.2%
Alabama Power, 5.49%, 11/1/05                              4,250         4,501

American Electric Power, 6.125%, 5/15/06                   2,055         2,200

Arizona Public Service, 5.875%, 2/15/04                    2,750         2,773

CE Electric UK Funding, 144A, 6.853%, 12/30/04             2,370         2,424

CINergy, 6.25%, 9/1/04                                     3,900         4,014

Consumers Energy Group, 6.00%, 3/15/05                     2,150         2,247

Dominion Resources, 4.125%, 2/15/08                        3,000         3,048

DTE Energy, 6.00%, 6/1/04                                  4,500         4,586

Energy East, 5.75%, 11/15/06                               5,750         6,111

Entergy Gulf States, 5.20%, 12/3/07                        5,310         5,401

FirstEnergy, 5.50%, 11/15/06                               3,175         3,299

Niagara Mohawk Power, 5.375%, 10/1/04                  $   5,250   $     5,375

NISource Financial Corp., VR, 1.919%, 2/4/04               6,000         6,000

Pinnacle West Capital, 6.40%, 4/1/06                       3,300         3,524

Potomac Electric Power, 3.75%, 2/15/06                     3,800         3,842

PSEG Power, 6.875%, 4/15/06                                3,345         3,640

Sempra Energy, 6.925%, 7/1/04                              4,950         5,092

Texas-New Mexico Power, 144A, 6.125%, 6/1/08               3,650         3,674

TXU Energy, 6.125%, 3/15/08                                2,900         3,099

WPD Holdings, 144A, 6.875%, 12/15/07                       2,700         2,772
                                                                        77,622

Total Corporate Bonds and Notes (Cost  $501,068)                       511,424

ASSET-BACKED SECURITIES  13.1%
Aesop Funding II, 144A, 2.78%, 12/20/07                    6,350         6,318

Bank One Auto Securitization
     Series 2003-1, Class A3, 1.82%, 9/20/07               9,850         9,756

BMW Vehicle Owner Trust
     Series 2003-A, Class A3, 1.94%, 2/25/07               8,750         8,759

Capital Auto Receivables Asset Trust
     Series 2002-2, Class A4, 4.50%, 10/15/07              3,000         3,099
     Series 2002-2, Class CERT, 4.18%, 10/15/07            1,727         1,760

Chase Manhattan Auto Owner Trust
     Series 2001-B, Class CTFS, 3.75%, 5/15/08               937           951

CIT RV Trust
     Series 1997-A, Class A6, 6.35%, 4/15/11                 479           490
     Series 1998-A, Class A4, 6.09%, 2/15/12               1,849         1,876

Citibank Credit Card Issuance Trust
     Series 2000-A1, 6.90%, 10/15/07                      11,100        12,002
     Series 2000-A3, Class A3, 6.875%, 11/16/09            3,700         4,139
     Series 2001-A6, Class A6, 5.65%, 6/16/08              7,000         7,507

Comed Transitional Funding Trust
     Series 1998-1, Class A5, 5.44%, 3/25/07               3,894         4,000

CPL Transition Funding
     Series 2002-1, Class A1, 3.54%, 1/15/07               3,475         3,516

Harley-Davidson Motorcycle Trust
     Series 2001-1B, Class CTFS, 5.29%, 1/15/09            1,252         1,292
     Series 2003-3, Class A2, 2.76%, 5/15/11               4,700         4,691
     Series 2003-3, Class B, 2.28%, 11/15/03               2,507         2,504

Honda Auto Receivables Owner Trust
     Series 2002-1, Class A4, 4.22%, 4/16/07           $   6,000   $     6,171

Household Affinity Credit Card
     Series 2003-1, Class A, 1.24%, 11/15/03               5,000         5,004

Hyundai Auto Receivables Trust
     Series 2003-A, Class C, 3.19%, 10/15/10               1,225         1,220
     Series 2003-A, Class B, 2.99%, 10/15/10               3,275         3,261

John Deere Owner Trust
     Series 2001-A, Class A4, 3.78%, 9/15/08               5,175         5,270
     Series 2003-A, Class A3, 1.79%, 4/15/07               2,000         1,981

MBNA Master Credit Card Trust
     Series 1999-M, Class A, 6.60%, 4/16/07                1,150         1,203
     Series 2000-C, Class A, 1.32%, 11/15/03              10,600        10,624
     Series 2001-1, Class C, VR, 2.17%, 11/17/03           6,000         6,011
     Series 2003-2, Class C, 2.72%, 11/15/03               5,000         5,102

Navistar Financial Corp. Owner Trust
     Series 2003-B, Class A3, 1.32%, 11/17/03             10,000        10,013

Nissan Auto Receivables Owner Trust
     Series 2002-A, Class A4, 4.28%, 10/16/06              1,000         1,032

Peco Energy Transition Trust, VR, 1.335%, 3/1/04              68            68

Regions Auto Receivables Trust, 2.63%, 1/16/07             5,000         5,044

Reliant Energy Transition Bond Trust
     Series 2001-1, Class A1, 3.84%, 9/15/07               4,339         4,432

SSB Auto Loan Trust, Series 2002-1, Class C,
     4.13%, 2/15/09                                        1,883         1,904

USAA Auto Owner Trust
     Series 2003-1, Class A3, 1.58%, 6/15/07              10,000         9,938

WFS Financial Owner Trust
     Series 2000-4, Class A-4, 7.41%, 9/20/07              2,589         2,636

World Financial Network
     Series 2003-A, Class A2, VR, 1.49%, 10/15/03         10,000        10,004

Total Asset-Backed Securities (Cost  $162,107)                         163,578

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES  13.3%
U.S. Government Agency Obligations  12.5% misc. symbol1

Federal Home Loan Mortgage
          4.50%, 10/1/07                                  11,008        11,269
          5.00%, 10/1 - 11/1/18                           30,665        31,103

          6.50%, 12/1/03                               $      23   $        23
          10.00%, 3/1/04 - 10/1/05                             7             7
          10.75%, 12/1/09                                     27            29
     CMO
          4.00%, 1/15/22                                   9,000         9,101
          4.50%, 2/15/13                                   9,722         9,996
          5.00%, 1/15/19                                  12,000        12,306
          6.00%, 1/15/08                                   1,413         1,433
          6.50%, 8/15/23                                   2,243         2,300

     IO, 4.50%, 5/15/16 - 4/15/18                          5,700           967

     TBA, 6.00%, 1/1/34                                    2,650         2,714

Federal National Mortgage Assn.
          5.00%, 1/1/09 - 11/1/18                         11,382        11,558
          5.50%, 1/1/17 - 6/1/18                          19,960        20,607
          6.00%, 7/1 - 11/1/13                               343           359
          9.00%, 5/1/05                                      101           103

     ARM
          2.805%, 11/1/21                                    111           112
          3.173%, 12/1/17 - 8/1/20                            71            71
          3.196%, 10/1/17                                     29            29
          3.209%, 5/1/17                                      77            78
          3.237%, 7/1/27                                     190           193
          3.24%, 3/1/20                                       31            31
          3.25%, 11/1/17                                      26            26
          3.265%, 3/1/19                                       4             4
          3.268%, 12/1/16 - 11/1/20                           60            60
          3.276%, 3/1/18                                       8             8
          4.379%, 12/1/32                                 12,401        12,503
          4.75%, 6/1/18                                       37            37
          4.947%, 5/1/24                                      39            42
          5.535%, 1/1/19                                     192           212
          6.817%, 10/1/14                                      8             8

    CMO
          4.50%, 6/25/13                                  12,000        12,321
          5.50%, 3/25/30                                   3,326         3,408
          6.00%, 6/25/16                                     707           724
          9.00%, 1/25/08                                   1,551         1,658

    TBA,  4.50%, 1/1/18                                   10,000         9,937

                                                                       155,337

U.S. Government Obligations  0.8%
Government National Mortgage Assn.
          6.00%, 7/15/17                               $   4,190   $     4,409
          7.00%, 9/15/12 - 12/15/13                        4,591         4,935
          8.00%, 5/15/07                                     115           121
          8.50%, 2/15/05 - 3/15/06                            49            50
          9.00%, 1/15/05 - 2/15/06                            42            43
          9.50%, 4/15/05 - 10/15/09                            6             6
          10.00%, 8/15/04 - 10/15/21                         122           135
          10.50%, 11/15/15                                    39            43
          11.00%, 4/20/14                                      2             2
          11.25%, 7/15 - 8/15/13                              53            60
          11.50%, 3/15/10 - 12/15/15                         493           556
          11.75%, 8/15 - 9/15/13                             129           146
                                                                        10,506

Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $165,484)                                     165,843

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  4.7%

Banc of America Commercial Mortgage
     Series 2003-1, Class A1, CMO, 3.878%, 9/11/3          4,726         4,700

Bankboston Home Equity Loan Trust
     Series 1998-2, Class A6, 6.64%, 12/25/28              5,000         5,303

Chase Funding Mortgage Loan
     Series 2002-4, Class IIA 1, VR, 1.49%, 11/25/03       8,822         8,837

CWMBS, Series 2001-12, Class Y1 PAC, CMO,
     5.75%, 12/31/31                                      13,000        13,106

DLJ Commercial Mortgage
     Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       4,200         4,838

Federal Home Loan Mortgage Structured
  Pass Through Securities
     Series T-45, Class A3, 4.105%, 10/27/31               5,000         5,095

GMAC Commercial Mortgage Securities, CMO,
     6.15%, 5/15/35                                        1,928         2,018

J.P. Morgan Chase
     Series 1999-C7, Class A2, CMO, 6.507%, 10/15/35       4,000         4,408

Money Store Home Equity Trust
     Series 197-C, Class AF8, 6.575%, 1/15/39              2,722         2,737

Morgan Stanley Dean Witter Capital, CMO, 5.38%, 1/15/39    5,646         5,930

Prudential Securities Secured Financing, CMO,
     6.074%, 1/15/08                                         453           478

Ryland Mercury Savings Trust, VR, 4.253%, 6/1/03       $      22   $        22

Sovereign Bank Home Equity Loan Trust
     Series 2000-1, Class A6, 7.25%, 2/25/15                 635           684

Summit Mortgage Trust, CMO, 144A, 6.34%, 6/28/16              68            68

Total Non-U.S. Government Mortgage-
Backed Securities (Cost  $58,115)                                       58,224

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  12.1%

U.S. Government Agency Obligations  3.5% misc. symbol1
Federal Home Loan Banks, 3.25%, 8/15/05                   10,000        10,204

Federal Home Loan Mortgage, 2.875%, 9/15/05               20,000        20,268

Federal National Mortgage Assn., 3.25%, 8/15/08           14,183        13,958
                                                                        44,430

U.S. Treasury Obligations  8.6%

U.S. Treasury Notes
          1.50%, 7/31/05                                  11,800        11,741
          1.625%, 1/31 - 4/30/05 ++                       95,000        95,065
                                                                       106,806
Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed) (Cost  $151,259)                           151,236

OTHER  3.2%
Bundesobligation, 5.00%, 8/19/05 (EUR)                     4,600         5,716

Canada Government
          3.50%, 6/1/05 (CAD)                             17,540        13,618
          5.75%, 9/1/06 (CAD)                             17,440        14,228
European Investment Bank, 6.00%, 7/15/05 (AUD)             7,900         5,745

University of Miami, 6.90%, 4/1/04 (MBIA Insured)             50            51

Total Other (Cost  $37,023)                                             39,358

Money Market Funds  12.1%
T. Rowe Price Reserve Investment Fund, 1.12% #           150,528       150,528
Total Money Market Funds (Cost  $150,528)                              150,528

Total Investments in Securities
99.6% of Net Assets (Cost  $1,225,584)                             $ 1,240,191

Forward Currency Exchange Contracts
In thousands
                                                           Unrealized
Counterparty    Settlement   Receive        Deliver        Gain (Loss)
-------------   -----------  ------------   ------------   -----------
Morgan Stanley  12/9/03      USD   10,377   CAD   13,850   $      (293)


Net unrealized gain (loss) on open forward
currency exchange contracts                                               (293)

Futures Contracts
                                                    Contract   Unrealized
                                        Expiration  Value      Gain (Loss)
                                        ----------  ---------  ----------
                                                        In thousands

Short, 697 five year U.S. Treasury Note
contracts $700,000 par of U.S. Treasury
Notes pledged as initial margin            12/03    $(77,824)   $ (875)

Net payments (receipts) of variation
margin to date                                                   1,202

Variation margin receivable (payable)
on open futures contracts                                                  327

Other Assets Less Liabilities                                            5,478

NET ASSETS                                                         $ 1,245,703
                                                                   -----------

Net Assets Consist of:
Undistributed net investment income (loss)                         $    (4,133)
Undistributed net realized gain (loss)                                 (16,062)
Net unrealized gain (loss)                                              13,463
Paid-in-capital applicable to 258,916,935 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized     1,252,435

NET ASSETS                                                         $ 1,245,703
                                                                   -----------
NET ASSET VALUE PER SHARE                                          $      4.81
                                                                   -----------

                #   Seven-day yield
               ++   All or portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003.
    misc. symbol1   The issuer is a publicly-traded company that
                    operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government
              ss.   Denominated in USD unless otherwise noted
               !!   Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $15,579,000 and
                    represents 1.3% of net assets
             144A   Security was purchased pursuant to Rule 144A under the
                    Securities Act of 1933 and may be resold in transactions
                    exempt from registration only to qualified institutional
                    buyers -- total of such securities at period-end amounts to
                    $58,458,000 and represents 4.7% of net assets
              ARM   Adjustable Rate Mortgage
              AUD   Australian dollar
              CAD   Canadian dollar
              CMO   Collateralized Mortgage Obligation
              EUR   Euro
              IO    Interest Only security for which the fund receives interest on notional principal (par)
             MBIA   MBIA Insurance Corp.
             STEP   Stepped coupon bond for which the coupon rate of interest
                    will adjust on specified future date(s)
              TBA   To Be Announced security was purchased on a forward
                    commitment basis
               VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                                  6 Months
                                                                 Ended
                                                              11/30/03
Investment Income (Loss)
Income
  Interest                                                  $   17,876

  Dividend                                                       1,048

  Securities lending                                                 2

  Total income                                                  18,926

Expenses
  Investment management                                          2,423

  Shareholder servicing                                            924

  Custody and accounting                                           103

  Registration                                                      73

  Prospectus and shareholder reports                                70

  Legal and audit                                                    9

  Directors                                                          4

  Miscellaneous                                                      4

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                    (429)

  Total expenses                                                 3,181

  Expenses paid indirectly                                          (2)

  Net expenses                                                   3,179

Net investment income (loss)                                    15,747

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                       119

  Futures                                                        1,944

  Foreign currency transactions                                   (592)

  Net realized gain (loss)                                       1,471

Change in net unrealized gain (loss)
  Securities                                                   (13,156)

  Futures                                                         (875)

  Other assets and liabilities
  denominated in foreign currencies                               (128)

  Change in net unrealized gain (loss)                         (14,159)

Net realized and unrealized gain (loss)                        (12,688)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                      $    3,059
                                                            ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months         Year
                                                          Ended        Ended
                                                       11/30/03      5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $    15,747   $   33,839

  Net realized gain (loss)                                1,471        4,778

  Change in net unrealized gain (loss)                  (14,159)      19,675

  Increase (decrease) in net assets from operations       3,059       58,292

Distributions to shareholders
  Net investment income                                 (16,870)     (35,336)

Capital share transactions *
  Shares sold                                           435,208      595,171

  Distributions reinvested                               15,039       31,620

  Shares redeemed                                      (243,000)    (293,855)

  Increase (decrease) in net assets from
  capital share transactions                            207,247      332,936

Net Assets
Increase (decrease) during period                       193,436      355,892

Beginning of period                                   1,052,267      696,375

End of period                                       $ 1,245,703   $1,052,267
                                                    ----------------------------

*Share information
  Shares sold                                            90,092      124,265

  Distributions reinvested                                3,117        6,594

  Shares redeemed                                       (50,332)     (61,320)

  Increase (decrease) in shares outstanding              42,877       69,539

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Notes To Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 2, 1984. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $2,000 for the six months ended November 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Forward Currency Exchange Contracts
     During the six months ended November 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

     Futures Contracts
     During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2003, there were no securities on loan.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $361,386,000 and $173,491,000, respectively, for the six months ended November 30, 2003. Purchases and sales of U.S. government securities aggregated $338,941,000 and $379,742,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $19,510,000 of unused capital loss carryforwards, of which $10,744,000 expire in 2004, $2,405,000 expire in 2005, and $6,361,000 thereafter through 2009.

     At November 30, 2003, the cost of investments for federal income tax purposes was $1,225,584,000. Net unrealized gain aggregated $13,463,000 at period-end, of which $17,817,000 related to appreciated investments and $4,354,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $326,000.

     The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived remain subject to repayment by the fund in the following amounts: $961,000 through May 31, 2004, and $1,117,000 through September 30, 2006.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $536,000 for the six months ended November 30, 2003, of which $92,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2003, the fund was charged $101,000 for shareholder servicing costs related to the college savings plans, of which $73,000 was for services provided by Price and $39,000 was payable at period-end. At November 30, 2003, approximately 8.5% of the outstanding shares of the fund were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2003, the fund was allocated $48,000 of Spectrum Funds' expenses and $46,000 of Retirement Funds' expenses. Of these amounts, $46,000 related to services provided by Price and $43,000 was payable at period-end. At November 30, 2003, approximately 6.8% of the outstanding shares of the fund were held by the Spectrum Funds and 1.9% were held by the Retirement Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $1,048,000.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

     A description of the policies and procedures that the T. Rowe Price Short-Term Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004